Cost of sales (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure of cost of sales [abstract]
Salaries and employee benefits	$ 23,913	$ 19,941
Contract services on site	17,138
Raw materials and consumables	11,652	6,953
Utilities	3,350	3,109
Other costs	7,729	2,146
Changes in inventories	(19,946)	(910)
Inventory write-downs	40,711
Cost of sales	$ 84,547	$ 31,239